Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              February 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Money Market Fund (Reg. No. 2-55091) (811-2608)
    Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

    Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238) (811-5215) Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund (the "Funds") hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 and No. 19 to the Registration Statements on Form N-1A (the "Amendments") for Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, respectively, would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 29, 2004.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 1-1913.

                              Very truly yours,

                              Putnam Money Market Fund and
                              Putnam Tax Exempt Money Market Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP